Shareholder Report, Line Graph (Details) - USD ($)		2 Months Ended	12 Months Ended	14 Months Ended
	Oct. 28, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025
C000254615
Account Value [Line Items]
Line Graph and Table Measure Name			Bain Capital Equity Opportunities Fund
Accumulated Value	$ 10,000	$ 9,870		$ 10,830
C000254614
Account Value [Line Items]
Line Graph and Table Measure Name			Bain Capital Equity Opportunities Fund
Accumulated Value	10,000	9,870		10,820
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,126		11,936
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,126		11,936
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Accumulated Value	10,000	9,997		12,106
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Accumulated Value	$ 10,000	$ 9,997		$ 12,106